Consolidated Statements of Shareholders' Equity (Parentheticals) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common Stock [Member]
Acquisition of treasury stock, shares (in shares)	18,323,150	20,558,750	69,838,000